Long-term debt (Details) - EUR (€) € in Thousands	Sep. 30, 2024	Dec. 31, 2023
Long-term debt
Long-term debt	€ 7,177,316	€ 7,447,562
Less current portion	(942,868)	(487,699)
Long-term debt, less current portion	6,234,448	6,959,863
Schuldschein loans
Long-term debt
Long-term debt	225,964	228,759
Bonds
Long-term debt
Long-term debt	6,648,399	6,676,465
Accounts Receivable Facility
Long-term debt
Long-term debt		22,857
Other long-term debt
Long-term debt
Long-term debt	€ 302,953	€ 519,481